MUSQ Global Music Industry Index ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.9%

China — 9.5%

Communication Services – 9.5%
Cloud Music*	24,450	$383,463
Tencent Music Entertainment Group ADR	148,789	1,782,492
		2,165,955

Germany — 6.7%

Communication Services – 6.7%
CTS Eventim	15,542	1,525,199

Japan — 9.2%

Communication Services – 1.4%
Avex	34,200	318,699

Consumer Discretionary – 7.8%
Roland	15,000	383,597
Sony Group	12,300	273,245
Yamaha	159,800	1,137,227
		1,794,069
		2,112,768

Netherlands — 10.2%

Communication Services – 10.2%
Universal Music Group	83,462	2,337,405

South Korea — 9.2%

Communication Services – 9.2%
CUBE ENTERTAINMENT*	14,462	137,155
HYBE	6,245	967,051
JYP Entertainment	9,603	495,681
SM Entertainment	3,637	209,009
YG Entertainment	4,479	153,667
YG PLUS*	53,960	148,734
		2,111,297

Taiwan — 1.3%

Communication Services – 0.7%
HIM International Music	41,494	147,070

Consumer Discretionary – 0.6%
Merry Electronics	43,962	142,385
		289,455

United States — 53.8%

Communication Services – 37.6%
Alphabet, Cl A	5,519	1,125,986
Endeavor Group Holdings, Cl A	5,646	172,655
Live Nation Entertainment*	15,811	2,287,535
Madison Square Garden
Entertainment, Cl A*	27,261	990,665
Sphere Entertainment*	4,233	197,258
Spotify Technology*	4,416	2,422,396
Vivid Seats, Cl A*	65,260	280,618

Description	Shares	Fair Value

United States — continued

Communication Services – continued
Warner Music Group, Cl A	35,771	$1,137,518
		8,614,631

Consumer Discretionary – 10.5%
Amazon.com*	4,788	1,138,012
Sonos*	77,266	1,065,498
Venu Holding*	18,384	183,288
		2,386,798

Information Technology – 5.7%
Apple	4,704	1,110,144
Dolby Laboratories, Cl A	2,156	180,522
		1,290,666
		12,292,095

Total Common Stock
(Cost $19,036,550)		22,834,174

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(A)	72,553	72,553

Total Short-Term Investment
(Cost $72,553)		72,553

Total Investments - 100.2%
(Cost $19,109,103)		$22,906,727

Percentages are based on net assets of $22,866,111.

††	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2025.

ADR – American Depositary Receipt

Cl – Class

MUS-QH-001-0400